UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                     ---------

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
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                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                  Date of reporting period: February 28, 2013
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------      --------------

COMMON STOCKS (a) - 81.8%

                 AUSTRALIA - 13.0%
        331,712  Asciano Group ......................................................      $    1,890,656
        292,363  Australian Infrastructure Fund .....................................             922,780
      2,163,263  Spark Infrastructure Group (b)......................................           3,623,850
      1,817,601  Transurban Group ...................................................          11,436,585
                                                                                           --------------
                                                                                               17,873,871
                                                                                           --------------

                 CANADA - 7.2%
        195,571  Northland Power, Inc. ..............................................           3,544,457
         91,033  Pembina Pipeline Corp. .............................................           2,554,662
         83,037  TransCanada Corp. ..................................................           3,868,216
                                                                                           --------------
                                                                                                9,967,335
                                                                                           --------------

                 FRANCE - 9.5%
        109,597  Eutelsat Communications S.A. .......................................           3,948,417
        244,281  GDF Suez ...........................................................           4,617,981
         96,482  Vinci S.A. .........................................................           4,465,360
                                                                                           --------------
                                                                                               13,031,758
                                                                                           --------------

                 GERMANY - 6.6%
        158,542  E.On AG ............................................................           2,647,334
         78,622  Fraport AG Frankfurt Airport Services Worldwide ....................           4,672,402
         72,998  Hamburger Hafen Und Logistik AG ....................................           1,725,931
                                                                                           --------------
                                                                                                9,045,667
                                                                                           --------------

                 ITALY - 2.6%
        210,852  Atlantia SpA .......................................................           3,647,435
                                                                                           --------------

                 JAPAN - 3.1%
        415,000  Tokyo Gas Co., Ltd. ................................................           2,005,826
         50,900  West Japan Railway Co. .............................................           2,248,738
                                                                                           --------------
                                                                                                4,254,564
                                                                                           --------------

                 SPAIN - 5.5%
        318,729  Abertis Infraestructuras S.A. ......................................           5,600,935
         81,469  Enagas S.A. ........................................................           1,951,210
                                                                                           --------------
                                                                                                7,552,145
                                                                                           --------------

                 SWITZERLAND - 1.5%
          4,535  Flughafen Zuerich AG ...............................................           2,096,221
                                                                                           --------------

                 UNITED KINGDOM - 22.4%
      1,088,326  Centrica plc .......................................................           5,813,364
        845,819  National Grid plc ..................................................           9,360,633
        391,199  Pennon Group plc ...................................................           3,887,241
        225,322  Scottish and Southern Energy plc ...................................           4,942,815
        278,919  Severn Trent plc ...................................................           6,850,581
                                                                                           --------------
                                                                                               30,854,634
                                                                                           --------------

                 UNITED STATES - 10.4%
         51,700  Duke Energy Corp. ..................................................           3,580,225
         61,200  PG&E Corp. .........................................................           2,609,568


                See Notes to Quarterly Portfolio of Investments           Page 1



MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

     SHARES/
      UNITS                                     DESCRIPTION                                    VALUE
---------------  --------------------------------------------------------------------      --------------

COMMON STOCKS (a) - (CONTINUED)

                 UNITED STATES - (CONTINUED)
         51,500  Southern Co. .......................................................      $    2,318,015
         66,200  Spectra Energy Corp. ...............................................           1,922,448
        113,100  Williams Cos., Inc. ................................................           3,925,701
                                                                                           --------------
                                                                                               14,355,957
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................         112,679,587
                 (Cost $105,372,390)                                                       --------------

MASTER LIMITED PARTNERSHIPS (a) - 14.4%

                 UNITED STATES - 14.4%
        127,065  El Paso Pipeline Partners, L.P. ....................................           5,310,046
         94,500  Enbridge Energy Partners, L.P. .....................................           2,618,595
         34,637  Energy Transfer Equity, L.P. .......................................           1,842,342
         81,777  Enterprise Products Partners, L.P. .................................           4,634,303
        109,362  Magellan Midstream Partners, L.P. ..................................           5,485,598
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................          19,890,884
                 (Cost $13,992,985)                                                        --------------

   PRINCIPAL                                      RATINGS (c)                   STATED
     VALUE                DESCRIPTION             MOODY'S S&P     RATE (d)   MATURITY (e)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS - 35.0%

                 ALTERNATIVE CARRIERS - 3.1%
$     1,389,465  Intelsat Jackson Holdings
                     S.A., Term Loan B .......    B1      BB-      4.50%        04/02/18        1,402,498
      2,900,000  Level 3 Financing, Inc., Term
                     Loan B ..................    Ba3     B+       4.75%        08/01/19        2,923,200
                                                                                           --------------
                                                                                                4,325,698
                                                                                           --------------

                 CABLE & SATELLITE - 8.7%
      2,954,786  Bresnan Broadband Holdings,
                     LLC, Term Loan B ........    Ba3     BB+      4.50%        12/14/17        2,964,035
      2,502,500  Cequel Communications
                     Holdings I, LLC, Term
                     Loan B ..................    Ba2     BB-      4.00%        02/14/19        2,515,013
        598,215  Charter Communications
                     Operating, LLC, Term Loan
                     C .......................   Baa3     BB+      3.46%        09/06/16          600,243
      1,985,000  Charter Communications
                     Operating, LLC, Term Loan
                     D .......................    Ba1     BB+      4.00%        05/15/19        1,999,272
      1,324,144  UPC Broadband Holdings B.V.,
                     Term Loan X .............    Ba3     B+       3.70%        12/31/17        1,328,288
      2,594,494  Wide Open West Finance, LLC,
                     Term Loan ...............    B1       B       6.25%        07/17/18        2,624,979
                                                                                           --------------
                                                                                               12,031,830
                                                                                           --------------

Page 2          See Notes to Quarterly Portfolio of Investments



MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

   PRINCIPAL                                      RATINGS (c)                   STATED
     VALUE                DESCRIPTION             MOODY'S S&P     RATE (d)   MATURITY (e)       VALUE
---------------  -----------------------------  ---------------  ----------  ------------  --------------

SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

                 HEALTH CARE FACILITIES - 8.2%
$     2,859,575  CHS/Community Health Systems,
                     Inc., Extended Term Loan     Ba3     BB   3.79% - 3.81%    01/25/17   $    2,878,877
      3,447,027  HCA, Inc., Term Loan B-2 ....    Ba3     BB       3.56%        03/31/17        3,461,539
      2,947,500  IASIS Healthcare Corp., Term
                     Loan B ..................    Ba3      B       4.50%        05/03/18        2,959,614
      1,945,682  Vanguard Health Systems,
                     Inc., Term Loan B .......    Ba2     BB-      5.00%        01/29/16        1,952,979
                                                                                           --------------
                                                                                               11,253,009
                                                                                           --------------

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.3%
      1,919,063  AES Corp., Term Loan B ......    Ba1     BB+      4.25%        06/01/18        1,926,259
      1,466,326  Calpine Corp., Term Loan B1..    B1       B+      4.00%        04/01/18        1,474,830
        492,500  Calpine Corp., Term Loan B2..    B1       B+      4.00%        04/01/18          495,357
      1,718,204  Dynegy, Inc., Term Loan B ...    B2      BB-      9.25%        08/05/16        1,786,932
        979,153  EquiPower Resources Holdings,
                     LLC, Term Loan B ........    Ba3     BB       5.50%        12/21/18          993,027
      1,965,050  NRG Energy, Inc., Term Loan B    Ba3     BB-      3.25%        07/01/18        1,975,072
                                                                                           --------------
                                                                                                8,651,477
                                                                                           --------------

                 OIL & GAS DRILLING - 0.5%
        740,625  Offshore Group Investment
                     Limited .................    B3      B-       6.25%        10/25/17          744,328
                                                                                           --------------

                 OIL & GAS STORAGE & TRANSPORTATION - 0.7%
        900,000  Energy Transfer Equity, L.P.,
                     Term Loan B .............    Ba2     BB       3.75%        03/26/17          902,952
                                                                                           --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 7.5%
      3,267,000  Crown Castle Operating Co.,
                     Term Loan B .............    Ba2     B+       4.00%        01/31/19        3,284,707
      1,500,000  DigitalGlobe, Inc., Term Loan
                     B .......................    Ba2    BBB-      3.75%        01/31/20        1,506,090
        995,000  Windstream Corp., Term Loan
                     B-3 .....................   Baa3     BB+      4.00%        08/08/19        1,002,154
      2,500,000  Windstream Corp., Term Loan
                     B-4 .....................   Baa3     BB+      3.50%        01/08/20        2,514,575
      1,994,987  Zayo Group LLC, Term Loan ...    B1       B       5.25%        07/02/19        2,001,471
                                                                                           --------------
                                                                                               10,308,997
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................          48,218,291
                 (Cost $47,789,603)                                                        --------------


                See Notes to Quarterly Portfolio of Investments           Page 3



MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

                                              DESCRIPTION                                      VALUE
                 -----------------------------------------------------------------------   --------------

                 TOTAL INVESTMENTS - 131.2% .........................................      $  180,788,762
                 (Cost $167,154,978) (f)

                 OUTSTANDING LOANS - (34.5%) ........................................         (47,500,000)

                 NET OTHER ASSETS AND LIABILITIES - 3.3% ............................           4,534,294
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $  137,823,056
                                                                                           ==============

---------------------------------------

(a) All or a portion of each of these securities is available to serve as collateral on the outstanding loan.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the Australian Exchange and trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

(d) Senior Loans in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum base LIBOR rate. The interest rate shown reflects the rate in effect at February 28, 2013.

(e) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $16,141,674 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,507,890.


Page 4          See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS - (CONTINUED)
FEBRUARY 28, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                     LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1        SIGNIFICANT     SIGNIFICANT
                                                    VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   2/28/2013         PRICES          INPUTS          INPUTS
                                                 --------------  --------------  --------------  --------------
Common Stocks*................................   $  112,679,587  $ 112,679,587   $           --  $           --
Master Limited Partnerships*..................       19,890,884     19,890,884               --              --
Senior Floating-Rate Loan Interests*..........       48,218,291             --       48,218,291              --
                                                 --------------  --------------  --------------  --------------
TOTAL INVESTMENTS.............................   $  180,788,762  $ 132,570,471   $   48,218,291  $           --
                                                 ==============  ==============  ==============  ==============


*See Portfolio of Investments for industry or country breakout.

All transfers in and out of the Levels during the period are assumed to be on the last day of the period at their current value. There were no transfers between Levels at February 28, 2013.

-----------------------------------------------------------------
                                                       % OF TOTAL
INDUSTRY CLASSIFICATION (1)                           INVESTMENTS
-----------------------------------------------------------------
Oil, Gas & Consumable Fuels                              17.8%
Transportation Infrastructure                            16.6
Multi-Utilities                                          13.8
Electric Utilities                                        8.0
Water Utilities                                           5.9
Construction & Engineering                                2.5
Road & Rail                                               2.3
Gas Utilities                                             2.2
Media                                                     2.2
Independent Power Producers & Energy Traders              2.0
--------------------------------------------------------------
                                               Total     73.3%
                                                     =========

(1) Represents the industry classification breakdown for the Core Component of the portfolio, which includes the Common Stock and Master Limited Partnership securities. It excludes the Senior Floating-Rate Loan Interest component of the portfolio, which makes up the remaining 26.7% of the portfolio and is all U.S. dollar denominated.

                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                         FEBRUARY 28, 2013 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of common stocks and other equity securities will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                         FEBRUARY 28, 2013 (UNAUDITED)


Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees (see above). For certain foreign equity securities a third party pricing service may be utilized to determine fair value. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   issuer's competitive position within the industry;

      13) issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

-----------------------------

The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                         FEBRUARY 28, 2013 (UNAUDITED)


      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of purchase or sale for some of the Senior Loans. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At February 28, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of February 28, 2013.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Macquarie/First Trust Global Infrastructure/Utilities
                                   Dividend & Income Fund
              -----------------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  April 12, 2013
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  April 12, 2013
     --------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  April 12, 2013
     --------------------

* Print the name and title of each signing officer under his or her signature.